OTHER NON CURRENT ASSETS VAT RECEIVABLE (Details) - Tax Authority, Spain1 [Member] € in Millions	6 Months Ended
Jun. 28, 2019 EUR (€)
Disclosure Of Trade Receivables [Line Items]
Value added tax receivables	€ 198
Refunds from value added tax receivables	€ 126